Results related to associates	3 Months Ended
Mar. 31, 2020
Results related to associates
Results related to associates

12. Results related to associates

The results related to associates for the three month period ended March 31, 2020 amounting to €  134,000 (2018: €  0)  consist of our share of the net losses of Wings Therapeutics Inc.